Leasing (Tables)	12 Months Ended
Dec. 31, 2022
Leasing [Abstract]
Schedule of right for use asset
Office building
Cost
Balance as of January 1, 2022	1,562
Additions	-
Balance as of December 31, 2022	1,562
Accumulated amortization
Balance as of January 1, 2022	570
Additions	425
Balance as of December 31, 2022	995

Amortized cost as of December 31, 2022	567

Office building
Cost
Balance as of January 1, 2021	1,030
Additions	532
Balance as of December 31, 2021	1,562
Accumulated amortization
Balance as of January 1, 2021	172
Additions	398
Balance as of December 31, 2021	570

Amortized cost as of December 31, 2021	992

Schedule of amounts recognized in profit and loss
	Year ended December 31,
	2022	2021	2020
Amortization of the right for use asset	425	398	171
Interest expense in respect of leasing	43	61	33

Schedule of analysis of contractual payment dates of leasing liability
Up to a year	467
Between 1-2 years	206
Total (undiscounted)	673